Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

The composition and movement of intangible assets is as follows:

	Useful	Gross value				Accumulated amortization				Net carrying amount

	Life	At December 31,
	years	2021		2020		2021		2020		2021		2020
Software	1 - 4	Ps.	844,917	Ps.	704,257	Ps.	(584,902)	Ps.	(512,695)	Ps.	260,015	Ps.	191,562

Balance as of January 1st, 2020	Ps.	167,397
Additions		124,724
Disposals		—
Amortization		(100,618)
Exchange differences		59
Balance as of December 31, 2020		191,562
Additions		205,692
Disposals		(25)
Amortization		(137,212)
Exchange differences		(2)
Balance as of December 31, 2021	Ps.	260,015

The Company had implemented the SAP4HANA software. As a result of the analysis carried out, it was concluded that the Company controls the software, therefore it is the only beneficiary with respect to the configuration, since the settings made were customized according to the needs of the business. The costs directly attributable to the implementation were recognized as an intangible asset, the other costs different to the implementation were recognized in Net Income As of December 31, 2021, the capitalization for this implementation was Ps.90,187.

Software amortization expense for the years ended December 31, 2021, 2020 and 2019 was Ps.137,212, Ps.100,618 and Ps.87,667, respectively. These amounts were recognized in depreciation and amortization caption on the consolidated statements of operations.